FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Decrease /increase in functional currency			$ 721
Accumulated losses	$ 159,879		159,879		$ 138,187
Net loss for the period	$ 6,565	$ 1,399	$ 22,182	$ 20,744